WESTERN ASSET MORTGAGE TOTAL RETURN FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited)	March 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MORTGAGE-BACKED SECURITIES - 45.0%
FHLMC - 15.2%
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	4/1/33-8/1/52	$11,392,510	$10,742,224
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	2/1/40-2/1/51	3,456,305	3,194,988
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	4/1/41-2/1/52	24,195,884	21,201,363
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	9/1/41-2/1/52	9,959,354	8,308,521
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	7/1/45-7/1/49	452,750	447,946
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	5/1/52	4,179,382	4,058,225
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	8/1/52-12/1/52	2,490,147	2,545,571
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	12/1/52	2,840,642	2,917,413
Federal Home Loan Mortgage Corp. (FHLMC)	6.500%	1/1/53-3/1/53	199,683	206,365
Federal Home Loan Mortgage Corp. (FHLMC) (12 mo. USD LIBOR + 1.619%)	2.877%	11/1/47	386,847	374,648	(a)
Federal Home Loan Mortgage Corp. (FHLMC) (12 mo. USD LIBOR + 1.621%)	3.097%	2/1/50	499,715	483,654	(a)
Federal Home Loan Mortgage Corp. (FHLMC) (12 mo. USD LIBOR + 1.628%)	3.007%	11/1/48	1,837,260	1,758,078	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.000%	12/1/33-3/1/47	6,635,041	6,492,878
Federal Home Loan Mortgage Corp. (FHLMC) Gold	5.500%	11/1/35	2,646	2,694
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.500%	9/1/46-4/1/49	843,146	843,357
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.000%	10/1/46	17,617,436	16,261,447
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K115 X1, IO	1.326%	6/25/30	997,158	75,269	(a)

Total FHLMC				79,914,641

FNMA - 18.4%
Federal National Mortgage Association (FNMA)	3.790%	8/1/28	1,700,000	1,649,335
Federal National Mortgage Association (FNMA)	7.500%	8/1/29-4/1/32	85,456	86,688

See Notes to Schedule of Investments.

Western Asset Mortgage Total Return Fund 2023 Quarterly Report	1

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FNMA - (continued)
Federal National Mortgage Association (FNMA)	8.500%	10/1/30	$13,663	$14,196
Federal National Mortgage Association (FNMA)	3.500%	12/1/34-3/1/57	13,270,403	12,600,152
Federal National Mortgage Association (FNMA)	2.790%	1/1/35	1,180,164	1,035,215	(a)
Federal National Mortgage Association (FNMA)	3.000%	7/1/35-1/1/52	12,699,242	11,740,065
Federal National Mortgage Association (FNMA)	2.500%	4/1/41-9/1/61	30,309,866	26,422,405
Federal National Mortgage Association (FNMA)	4.000%	5/1/42-8/1/50	6,474,156	6,326,937
Federal National Mortgage Association (FNMA)	4.500%	10/1/45-1/1/59	13,227,078	13,206,477
Federal National Mortgage Association (FNMA)	5.000%	11/1/45-10/1/46	6,359,271	6,532,511
Federal National Mortgage Association (FNMA)	2.000%	8/1/50-3/1/52	16,973,982	14,148,585
Federal National Mortgage Association (FNMA)	6.500%	11/1/52-2/1/53	1,379,095	1,431,999
Federal National Mortgage Association (FNMA)	6.000%	1/1/53	1,431,855	1,471,695

Total FNMA				96,666,260

GNMA - 11.4%
Government National Mortgage Association (GNMA)	8.500%	6/15/25	5,263	5,308
Government National Mortgage Association (GNMA)	7.500%	4/15/29-9/15/31	52,282	52,620
Government National Mortgage Association (GNMA)	6.000%	11/15/32	228,282	233,394
Government National Mortgage Association (GNMA)	5.000%	4/15/40-5/15/40	365,915	378,756
Government National Mortgage Association (GNMA)	3.000%	9/15/42-11/15/42	605,830	562,274
Government National Mortgage Association (GNMA)	3.500%	6/15/48-6/15/50	2,413,863	2,340,018
Government National Mortgage Association (GNMA)	4.000%	3/15/50	64,448	61,517
Government National Mortgage Association (GNMA) II	3.500%	6/20/44-3/20/52	6,036,546	5,727,019

See Notes to Schedule of Investments.

2	Western Asset Mortgage Total Return Fund 2023 Quarterly Report

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
GNMA - (continued)
Government National Mortgage Association (GNMA) II	3.000%	11/20/46-3/20/52	$14,946,309	$13,751,112
Government National Mortgage Association (GNMA) II	4.000%	7/20/47-5/20/52	5,862,235	5,723,846
Government National Mortgage Association (GNMA) II	4.500%	8/20/47-5/20/52	6,848,520	6,786,199
Government National Mortgage Association (GNMA) II	5.000%	5/20/48-2/20/53	2,217,650	2,248,648
Government National Mortgage Association (GNMA) II	5.500%	12/20/48-6/20/49	5,202,806	5,343,697
Government National Mortgage Association (GNMA) II	2.500%	12/20/50-8/20/52	11,724,594	10,360,330
Government National Mortgage Association (GNMA) II	2.000%	3/20/51	351,232	286,636
Government National Mortgage Association (GNMA) II	5.000%	4/1/52	3,600,000	3,604,781	(b)
Government National Mortgage Association (GNMA) II	6.000%	4/1/52	500,000	509,355	(b)
Government National Mortgage Association (GNMA) II (1 mo. USD LIBOR + 1.791%)	6.178%	6/20/60	1,722,161	1,754,260	(a)
Government National Mortgage Association (GNMA) II (1 year Treasury Constant Maturity Rate + 1.055%)	5.697%	8/20/58	24,637	24,655	(a)

Total GNMA				59,754,425

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $252,087,718)				236,335,326

COLLATERALIZED MORTGAGE OBLIGATIONS(c) - 44.5%
Alternative Loan Trust, 2006-OA9 2A1B (1 mo. USD LIBOR + 0.200%)	4.961%	7/20/46	79,772	60,913	(a)
AOA Mortgage Trust, 2021-1177 A (1 mo. USD LIBOR + 0.874%)	5.559%	10/15/38	670,000	618,815	(a)(d)
AREIT Trust, 2021-CRE5 A (1 mo. USD LIBOR + 1.080%)	5.789%	11/17/38	763,257	742,693	(a)(d)
BAMLL Re-REMIC Trust, 2016-GG10 AJA	5.596%	8/10/45	2,207,701	563,759	(a)(d)
BANK, 2021-BN32 XA, IO	0.779%	4/15/54	6,086,759	261,941	(a)
Benchmark Mortgage Trust, 2019-B13 A3	2.701%	8/15/57	1,440,000	1,249,537
Benchmark Mortgage Trust, 2019-B13 XA, IO	1.121%	8/15/57	10,056,105	487,910	(a)
Benchmark Mortgage Trust, 2020-B16 A4	2.483%	2/15/53	1,450,000	1,221,951
Benchmark Mortgage Trust, 2020-IG3 C	3.290%	9/15/48	2,000,000	1,304,608	(a)(d)
Benchmark Mortgage Trust, 2021-B25 XA, IO	1.100%	4/15/54	16,831,338	1,063,049	(a)

See Notes to Schedule of Investments.

Western Asset Mortgage Total Return Fund 2023 Quarterly Report	3

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(c) - (continued)
BHMS Mortgage Trust, 2018-ATLS C (1 mo. USD LIBOR + 1.900%)	6.584%	7/15/35	$2,250,000	$2,137,693	(a)(d)
BHMS Mortgage Trust, 2018-MZB (1 mo. USD LIBOR + 6.637%)	11.321%	7/15/25	1,070,000	927,043	(a)(d)
BPR Trust, 2021-TY C (1 mo. USD LIBOR + 1.700%)	6.384%	9/15/38	1,060,000	996,368	(a)(d)
BX Trust, 2021-ARIA G (1 mo. USD LIBOR + 3.142%)	7.826%	10/15/36	1,070,000	945,796	(a)(d)
Credit Suisse First Boston Mortgage Securities Corp., 2002-10 2A1	7.500%	5/25/32	130,942	133,441
CSMC Trust, 2014-USA C	4.336%	9/15/37	2,500,000	2,062,346	(d)
CSMC Trust, 2017-CHOP H (1 mo. USD LIBOR + 7.350%)	12.034%	7/15/32	1,472,000	1,293,556	(a)(d)
CSMC Trust, 2017-RPL3 B3	4.419%	8/1/57	2,895,993	2,658,019	(a)(d)
CSMC Trust, 2022-NWPT A (1 mo. Term SOFR + 3.143%)	7.970%	9/9/24	1,750,000	1,749,916	(a)(d)
Deephaven Residential Mortgage Trust, 2020-2 A3	2.856%	5/25/65	3,140,000	3,025,295	(d)
Ellington Financial Mortgage Trust, 2020-1 B2	5.105%	5/25/65	3,570,000	3,164,339	(a)(d)
EverBank Mortgage Loan Trust, 2018-1 AX1, IO	0.076%	2/25/48	53,126,416	80,742	(a)(d)
EverBank Mortgage Loan Trust, 2018-1 B4	3.576%	2/25/48	2,352,196	1,663,690	(a)(d)
EverBank Mortgage Loan Trust, 2018-1 B5	3.576%	2/25/48	2,291,956	1,040,204	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily PC REMIC Trust, 2019-RR01 X, IO	1.534%	6/25/28	2,300,000	150,801	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K132 X1, IO	0.508%	8/25/31	9,997,503	345,031	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K141 X1, IO	0.305%	2/25/32	34,195,785	805,892	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K110 X1, IO	1.697%	4/25/30	995,749	90,590	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K116 X1, IO	1.425%	7/25/30	995,130	78,895	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K142 X1, IO	0.297%	3/25/32	17,093,414	390,325	(a)

See Notes to Schedule of Investments.

4	Western Asset Mortgage Total Return Fund 2023 Quarterly Report

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(c) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K143 X1, IO	0.342%	4/25/55	$66,452,732	$1,771,018	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K148 X1, IO	0.250%	7/25/32	20,092,684	444,189	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K742 X1, IO	0.779%	3/25/28	6,195,355	164,445	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K1510 X1, IO	0.482%	1/25/34	39,932,909	1,479,914	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K1516 X1, IO	1.511%	5/25/35	4,346,643	552,622	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K1520 X1, IO	0.472%	2/25/36	14,962,860	611,429	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KG06 X1, IO	0.532%	10/25/31	14,689,269	520,422	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Reference REMIC, R007 ZA	6.000%	5/15/36	365,823	385,737
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 2525 AM	4.500%	4/15/32	48,842	48,597
Federal Home Loan Mortgage Corp. (FHLMC) REMIC,3027 AS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	1.466%	5/15/29	19,126	681	(a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC,3265 SB, IO (-1.000 x 1 mo. USD LIBOR + 6.140%)	1.456%	1/15/37	28,094	2,065	(a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC,3397 GS, IO (-1.000 x 1 mo. USD LIBOR + 7.000%)	2.316%	12/15/37	258,670	27,562	(a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC,3947 SG,IO(-1.000 x 1 mo. USD LIBOR + 5.950%)	1.266%	10/15/41	229,854	21,781	(a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC,3966 SA,IO(-1.000 x 1 mo. USD LIBOR + 5.900%)	1.216%	12/15/41	856,867	68,765	(a)

See Notes to Schedule of Investments.

Western Asset Mortgage Total Return Fund 2023 Quarterly Report	5

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(c) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4048 IK, IO	3.000%	5/15/27	$142,820	$5,624
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4077 TO, PO	0.000%	5/15/41	1,133,977	918,188
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4085 IO, IO	3.000%	6/15/27	474,302	17,646
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4114 LI, IO	3.500%	10/15/32	1,687,958	170,526
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4134 IM, IO, PAC	3.500%	11/15/42	2,733,491	441,568
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4144 GI, IO, PAC-1	3.000%	12/15/32	1,216,880	87,574
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4147 IN, IO	3.500%	12/15/32	1,702,986	164,714
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4170 PI, IO, PAC-1	3.000%	1/15/33	1,537,575	97,179
Federal Home Loan Mortgage Corp. (FHLMC) REMIC,4203 PS,IO, PAC(-1.000 x 1 mo. USD LIBOR + 6.250%)	1.566%	9/15/42	548,346	45,468	(a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4210 Z	3.000%	5/15/43	3,292,676	2,725,476
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4403 IG, IO	3.500%	7/15/32	365,072	12,479
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4700 QI, IO	3.500%	7/15/44	194,363	952
Federal Home Loan Mortgage Corp. (FHLMC) REMIC,4715 JS,IO(-1.000 x 1 mo. USD LIBOR + 6.150%)	1.466%	8/15/47	1,210,011	156,524	(a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4759 MI, IO, PAC	4.000%	9/15/45	492,092	31,227
Federal Home Loan Mortgage Corp. (FHLMC) REMIC,4808 SB, IO (-1.000 x 1 mo. USD LIBOR + 6.200%)	1.516%	7/15/48	1,276,906	175,624	(a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4813 CJ	3.000%	8/15/48	318,779	283,726
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4856 IO, IO	5.000%	1/15/49	1,569,983	287,244
Federal Home Loan Mortgage Corp. (FHLMC) REMIC,4882 S, IO,PAC (-1.000 x 1 mo. USD LIBOR + 6.050%)	1.366%	5/15/49	1,686,990	190,900	(a)

See Notes to Schedule of Investments.

6	Western Asset Mortgage Total Return Fund 2023 Quarterly Report

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(c) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4921 SN,IO(-1.000 x 1 mo. USD LIBOR + 6.050%)	1.205%	10/25/49	$2,985,931	$336,659	(a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4931 DZ, PAC	2.500%	11/25/49	3,290,093	2,405,898
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4962 SP,IO, PAC(-1.000 x 1 mo. USD LIBOR + 6.050%)	1.205%	3/25/50	1,687,244	184,092	(a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4988 AZ	2.000%	7/25/50	3,592,074	2,250,647
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4995 IQ, IO, PAC	2.500%	7/25/50	2,369,728	344,295
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4995 QI, IO, PAC	2.500%	7/25/50	12,197,131	1,907,190
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5040 IB, IO	2.500%	11/25/50	146,627	21,581
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5059 IB, IO	2.500%	1/25/51	695,628	110,380
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4377 UZ	3.000%	8/15/44	2,618,038	2,163,355
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5000 IB, IO	2.500%	7/25/50	6,074,705	731,758
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5000 UI, IO	2.500%	7/25/50	5,216,177	842,404
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5058 IL, IO	2.500%	1/25/51	2,258,210	326,518
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5070 NI, IO	2.000%	2/25/51	4,783,796	632,103
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5078 EI, IO	1.500%	1/25/51	5,496,872	555,631
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5085 IK, IO	2.500%	3/25/51	18,095,347	2,717,675
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5092 IU, IO	2.500%	2/25/51	8,629,955	1,044,802
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5113 NI, IO, PAC	2.500%	6/25/51	2,598,948	336,061
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5134 KI, IO	2.500%	7/25/48	8,265,225	1,080,092
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5135 DI, IO	2.500%	5/25/48	7,837,831	949,255

See Notes to Schedule of Investments.

Western Asset Mortgage Total Return Fund 2023 Quarterly Report	7

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(c) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5149 NI, IO, PAC	2.500%	1/25/51	$1,006,682	$144,566
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5160 IU, IO	2.500%	11/25/50	5,508,431	730,298
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5169 PW, PAC	2.000%	9/25/51	4,700,000	3,293,894
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5178 CY	2.000%	1/25/42	4,400,000	3,121,530
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5200 KQ, PAC	3.000%	9/25/49	1,130,364	1,046,782
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5209 EQ	3.000%	4/25/52	2,800,000	2,224,903
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 B, PO	0.000%	9/25/55	4,408,578	676,079	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 BIO, IO	0.951%	9/25/55	7,982,625	954,965	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 XSIO, IO	0.075%	9/25/55	51,622,090	224,659	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-2 B, PO	0.000%	8/25/56	7,845,687	1,297,033	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-2 BIO, IO	1.054%	8/25/56	16,834,639	1,859,754	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-2 XSIO, IO	0.075%	8/25/56	320,394,512	1,289,588	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 312 S1, IO (-1.000 x 1 mo. USD LIBOR + 5.950%)	1.266%	9/15/43	1,147,900	133,198	(a)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 317 PO, PO	0.000%	11/15/43	2,668,420	2,185,093
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 328 S4, IO	0.000%	2/15/38	274,766	11,708	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-DNA1 B2 (1 mo. USD LIBOR + 10.000%)	14.845%	7/25/29	2,520,201	2,578,310	(a)

See Notes to Schedule of Investments.

8	Western Asset Mortgage Total Return Fund 2023 Quarterly Report

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(c) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-SPI1 B	4.117%	9/25/47	$1,813,836	$1,117,021	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2016-DNA2 B (1 mo. USD LIBOR + 10.500%)	15.345%	10/25/28	2,379,194	2,545,080	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-HRP1 B2 (1 mo. USD LIBOR + 11.750%)	16.595%	5/25/43	4,940,304	5,480,032	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2016-C04 1B (1 mo. USD LIBOR + 10.250%)	15.095%	1/25/29	4,595,706	4,947,567	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2016-C06 1B (1 mo. USD LIBOR + 9.250%)	14.095%	4/25/29	3,745,782	3,933,718	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2021-R03 1B2 (30 Day Average SOFR + 5.500%)	10.060%	12/25/41	500,000	445,688	(a)(d)
Federal National Mortgage Association (FNMA) ACES, 2019-M11 X1, IO	0.816%	6/25/29	14,916,397	729,046	(a)
Federal National Mortgage Association (FNMA) ACES, 2020-M11 IO, IO	1.747%	1/25/29	6,749,292	533,492	(a)
Federal National Mortgage Association (FNMA) ACES, 2020-M16 X1, IO	0.464%	4/25/32	41,073,047	1,184,608	(a)
Federal National Mortgage Association (FNMA) ACES, 2020-M24 X1, IO	1.686%	1/25/37	6,277,142	642,956	(a)
Federal National Mortgage Association (FNMA) ACES, 2020-M31 X2, IO	1.237%	12/25/32	19,108,160	1,202,868	(a)
Federal National Mortgage Association (FNMA) REMIC, 2003-22 IO, IO	6.000%	4/25/33	50,877	8,219
Federal National Mortgage Association (FNMA) REMIC, 2009-6 KZ	5.000%	2/25/49	270,785	271,407
Federal National Mortgage Association (FNMA) REMIC, 2009-59 LB	4.710%	8/25/39	267,789	269,983	(a)
Federal National Mortgage Association (FNMA) REMIC, 2009-74 TX, PAC	5.000%	9/25/39	735,955	745,520
Federal National Mortgage Association (FNMA) REMIC, 2010-2 AI, IO	5.500%	2/25/40	263,200	45,367
Federal National Mortgage Association (FNMA) REMIC, 2010-84 SK, IO (-1.000 x 1 mo. USD LIBOR + 6.560%)	1.715%	8/25/40	621,702	64,080	(a)

See Notes to Schedule of Investments.

Western Asset Mortgage Total Return Fund 2023 Quarterly Report	9

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(c) - (continued)
Federal National Mortgage Association (FNMA) REMIC, 2011-59 NZ	5.500%	7/25/41	$147,422	$152,405
Federal National Mortgage Association (FNMA) REMIC, 2011-144 PT	12.065%	1/25/38	241,798	294,512	(a)
Federal National Mortgage Association (FNMA) REMIC, 2012-14 SL, IO (-1.000 x 1 mo. USD LIBOR + 6.550%)	1.705%	12/25/40	859,109	14,287	(a)
Federal National Mortgage Association (FNMA) REMIC, 2012-28 B	6.500%	6/25/39	52,922	54,205
Federal National Mortgage Association (FNMA) REMIC, 2012-51 B	7.000%	5/25/42	172,551	187,175
Federal National Mortgage Association (FNMA) REMIC, 2012-75 NS, IO (-1.000 x 1 mo. USD LIBOR + 6.600%)	1.755%	7/25/42	1,003,330	123,627	(a)
Federal National Mortgage Association (FNMA) REMIC, 2012-123 BI, IO	3.500%	11/25/32	833,930	83,729
Federal National Mortgage Association (FNMA) REMIC, 2012-135 AI, IO	3.000%	12/25/27	719,629	32,587
Federal National Mortgage Association (FNMA) REMIC, 2012-149 AI, IO	3.000%	1/25/28	1,436,458	57,247
Federal National Mortgage Association (FNMA) REMIC, 2013-9 BC	6.500%	7/25/42	162,709	174,697
Federal National Mortgage Association (FNMA) REMIC, 2013-9 CB	5.500%	4/25/42	1,342,767	1,382,134
Federal National Mortgage Association (FNMA) REMIC, 2014-47 AI, IO	0.000%	8/25/44	722,223	33,836	(a)
Federal National Mortgage Association (FNMA) REMIC, 2014-47 IA, IO	0.000%	8/25/44	1,376,667	54,050	(a)
Federal National Mortgage Association (FNMA) REMIC, 2014-49 KS, IO	0.000%	8/25/44	1,017,247	48,616	(a)
Federal National Mortgage Association (FNMA) REMIC, 2015-39 LZ	3.000%	6/25/45	233,310	211,221
Federal National Mortgage Association (FNMA) REMIC, 2016-48 IA, IO	4.500%	6/25/38	5,830,410	833,754
Federal National Mortgage Association (FNMA) REMIC, 2018-74 AB	3.500%	10/25/48	1,527,737	1,446,518
Federal National Mortgage Association (FNMA) REMIC, 2018-3 IO, IO	4.000%	2/25/48	4,443,831	846,830
Federal National Mortgage Association (FNMA) REMIC, 2019-25 PI, IO	5.000%	5/25/48	1,148,110	224,528

See Notes to Schedule of Investments.

10	Western Asset Mortgage Total Return Fund 2023 Quarterly Report

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(c) - (continued)
Federal National Mortgage Association (FNMA) REMIC, 2019-33 ZJ	2.750%	7/25/49	$2,296,368	$1,641,369
Federal National Mortgage Association (FNMA) REMIC, 2019-38 SH, IO (-1.000 x 1 mo. USD LIBOR + 6.050%)	1.433%	7/25/49	4,037,257	440,462	(a)
Federal National Mortgage Association (FNMA) REMIC, 2019-44 SM, IO (-1.000 x 1 mo. USD LIBOR + 6.050%)	1.205%	8/25/49	2,032,070	302,174	(a)
Federal National Mortgage Association (FNMA) REMIC, 2019-45 BS, IO (-1.000 x 1 mo. USD LIBOR + 6.050%)	1.205%	8/25/49	2,217,786	268,903	(a)
Federal National Mortgage Association (FNMA) REMIC, 2019-57 NS, IO (-1.000 x 1 mo. USD LIBOR + 6.000%)	1.155%	10/25/49	1,251,120	150,867	(a)
Federal National Mortgage Association (FNMA) REMIC, 2019-58 HS, IO (-1.000 x 1 mo. USD LIBOR + 6.000%)	1.155%	10/25/49	1,901,313	203,132	(a)
Federal National Mortgage Association (FNMA) REMIC, 2019-59 SH, IO (-1.000 x 1 mo. USD LIBOR + 6.000%)	1.155%	10/25/49	3,923,756	477,055	(a)
Federal National Mortgage Association (FNMA) REMIC, 2020-26 SA, IO (-1.000 x 1 mo. USD LIBOR + 5.950%)	1.105%	5/25/50	1,622,065	190,263	(a)
Federal National Mortgage Association (FNMA) REMIC, 2020-47 GZ	2.000%	7/25/50	1,162,141	715,748
Federal National Mortgage Association (FNMA) REMIC, 2020-62 BI, IO	2.000%	9/25/50	1,769,766	223,833
Federal National Mortgage Association (FNMA) REMIC, 2020-67 IH, IO	2.000%	9/25/50	2,498,148	318,141
Federal National Mortgage Association (FNMA) REMIC, 2020-74 EI, IO	2.500%	10/25/50	154,652	25,499
Federal National Mortgage Association (FNMA) REMIC, 2020-88 GI, IO	2.500%	12/25/50	2,057,781	306,779
Federal National Mortgage Association (FNMA) REMIC, 2020-89 DI, IO	2.500%	12/25/50	1,083,774	158,034
Federal National Mortgage Association (FNMA) REMIC, 2020-93 LI, IO, PAC	2.500%	1/25/51	5,701,245	821,165
Federal National Mortgage Association (FNMA) REMIC, 2021-42 NI, IO	2.500%	11/25/48	8,773,889	1,124,083
Federal National Mortgage Association (FNMA) REMIC, 2021-46 BI, IO	2.500%	12/25/48	5,673,446	727,683

See Notes to Schedule of Investments.

Western Asset Mortgage Total Return Fund 2023 Quarterly Report	11

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(c) - (continued)
Federal National Mortgage Association (FNMA) REMIC, 2021-49 GI, IO	2.500%	10/25/48	$2,981,656	$396,871
Federal National Mortgage Association (FNMA) REMIC, 2021-54 KI, IO	2.500%	5/25/49	860,753	121,904
Federal National Mortgage Association (FNMA) REMIC, 2021-59 TI, IO	2.500%	9/25/51	5,845,948	846,670
Federal National Mortgage Association (FNMA) REMIC, 2021-61 KI, IO	2.500%	4/25/49	997,762	138,915
Federal National Mortgage Association (FNMA) REMIC, 2021-74 IO, IO	2.500%	10/25/51	12,566,465	2,021,720
Federal National Mortgage Association (FNMA) REMIC, 2021-85 IN, IO	2.500%	2/25/50	4,148,935	615,039
Federal National Mortgage Association (FNMA) REMIC, 2021-91 IG, IO	2.500%	1/25/52	2,202,499	329,795
Federal National Mortgage Association (FNMA) REMIC, 2022-29 KZ	1.500%	6/25/42	6,682,966	4,815,662
Federal National Mortgage Association (FNMA) REMIC, 2022-57 BC	4.000%	9/25/52	951,313	921,421
Federal National Mortgage Association (FNMA) STRIPS, 362 6, IO	5.000%	8/25/35	579,680	91,184
Federal National Mortgage Association (FNMA) STRIPS, 364 13, IO	6.000%	9/25/35	45,093	7,035
Federal National Mortgage Association (FNMA) STRIPS, 383 18, IO	5.500%	1/25/38	55,715	10,079
Federal National Mortgage Association (FNMA) STRIPS, 383 20, IO	5.500%	7/25/37	41,514	7,126
Federal National Mortgage Association (FNMA) STRIPS, 406 2, IO	4.000%	2/25/41	1,505,223	256,980
Federal National Mortgage Association (FNMA) STRIPS, 407 41, IO	6.000%	1/25/38	31,191	6,816
Federal National Mortgage Association (FNMA) STRIPS, 407 42, IO	6.000%	1/25/38	24,044	4,176
Federal National Mortgage Association (FNMA) STRIPS, 407 C10, IO	5.000%	1/25/38	254,798	44,247
Federal National Mortgage Association (FNMA) STRIPS, 417 C5, IO	3.500%	2/25/43	2,776,207	420,871
Federal National Mortgage Association (FNMA) STRIPS, 418 C15, IO	3.500%	8/25/43	6,557,047	1,124,057
Government National Mortgage Association, 2022-86 C	2.250%	10/16/63	800,000	458,069	(a)

See Notes to Schedule of Investments.

12	Western Asset Mortgage Total Return Fund 2023 Quarterly Report

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(c) - (continued)
Government National Mortgage Association (GNMA), 2004-59 FP (1 mo. USD LIBOR + 0.300%)	5.028%	8/16/34	$380,407	$379,065	(a)
Government National Mortgage Association (GNMA), 2004-81 SK, IO (-1.000 x 1mo. USD LIBOR + 6.200%)	1.472%	10/16/34	380,943	17,562	(a)
Government National Mortgage Association (GNMA), 2007-17 IB, IO (-1.000 x 1 mo. USD LIBOR + 6.250%)	1.489%	4/20/37	2,357,398	104,441	(a)
Government National Mortgage Association (GNMA), 2007-45 QB, IO, PAC (-1.000 x 1 mo. USD LIBOR + 6.600%)	1.839%	7/20/37	376,348	28,609	(a)
Government National Mortgage Association
(GNMA), 2009-H01 FA (1 mo. USD LIBOR + 1.150%)	5.911%	11/20/59	211,103	211,261	(a)
Government National Mortgage Association (GNMA), 2010-4 SI, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	1.372%	11/16/34	826,992	25,407	(a)
Government National Mortgage Association (GNMA), 2010-42 BS, IO (-1.000 x 1 mo. USD LIBOR + 6.480%)	1.719%	4/20/40	4,231	484	(a)
Government National Mortgage Association (GNMA), 2010-59 LB, PAC-1	4.500%	10/20/39	1,137	1,133
Government National Mortgage Association (GNMA), 2010-59 SM, IO (-1.000 x 1 mo. USD LIBOR + 6.000%)	1.272%	5/16/40	273,311	14,738	(a)
Government National Mortgage Association (GNMA), 2010-85 HS, IO, PAC (-1.000 x 1 mo. USD LIBOR + 6.650%)	1.889%	1/20/40	2,001	18	(a)
Government National Mortgage Association (GNMA), 2010-H02 FA (1 mo. USD LIBOR + 0.680%)	5.315%	2/20/60	917,013	912,510	(a)
Government National Mortgage Association (GNMA), 2011-40 EI, IO	4.000%	12/16/25	26,482	597
Government National Mortgage Association (GNMA), 2011-79 KS, IO (-1.000 x 1 mo. USD LIBOR + 5.400%)	0.639%	5/20/41	1,052,325	79,447	(a)
Government National Mortgage Association (GNMA), 2011-113 PQ	5.000%	6/20/39	793,659	799,136
Government National Mortgage Association (GNMA), 2011-142 IO, IO	0.000%	9/16/46	2,609,473	26	(a)

See Notes to Schedule of Investments.

Western Asset Mortgage Total Return Fund 2023 Quarterly Report	13

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(c) - (continued)
Government National Mortgage Association (GNMA), 2011-146 KS, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	1.372%	11/16/41	$838,202	$88,626	(a)
Government National Mortgage Association (GNMA), 2012-13 SK, IO (-1.000 x 1 mo. USD LIBOR + 6.650%)	1.889%	2/20/41	310,985	16,935	(a)
Government National Mortgage Association (GNMA), 2012-70 IO, IO	0.094%	8/16/52	906,623	497	(a)
Government National Mortgage Association (GNMA), 2013-90 PI, IO, PAC-1	3.500%	10/20/41	2,205,052	140,242
Government National Mortgage Association (GNMA), 2013-142 IO, IO	0.968%	9/16/51	2,304,677	40,504	(a)
Government National Mortgage Association (GNMA), 2013-163 IO, IO	1.018%	2/16/46	2,408,511	42,340	(a)
Government National Mortgage Association (GNMA), 2014-2 CI, IO	4.500%	1/20/44	879,551	169,551
Government National Mortgage Association (GNMA), 2014-16 IO, IO	0.456%	6/16/55	3,071,719	44,145	(a)
Government National Mortgage Association (GNMA), 2014-50 IO, IO	0.629%	9/16/55	1,038,305	26,463	(a)
Government National Mortgage Association (GNMA), 2014-60 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	1.372%	4/16/44	2,490,231	221,121	(a)
Government National Mortgage Association (GNMA), 2014-91 SB, IO (-1.000 x 1 mo. USD LIBOR + 5.600%)	0.872%	6/16/44	991,347	81,555	(a)
Government National Mortgage Association (GNMA), 2014-118 HS, IO (-1.000 x 1 mo. USD LIBOR + 6.200%)	1.439%	8/20/44	538,508	63,952	(a)
Government National Mortgage Association (GNMA), 2015-167 OI, IO	4.000%	4/16/45	2,088,121	373,659
Government National Mortgage Association (GNMA), 2016-51 NS, IO (-1.000 x 1 mo. USD LIBOR + 6.050%)	1.289%	4/20/46	1,682,797	186,767	(a)
Government National Mortgage Association (GNMA), 2016-87 IO, IO	0.662%	8/16/58	2,944,684	81,176	(a)
Government National Mortgage Association (GNMA), 2016-156 PB	2.000%	11/20/46	5,417,124	3,959,205
Government National Mortgage Association (GNMA), 2017-19 SE, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	1.422%	2/16/47	2,445,500	263,044	(a)

See Notes to Schedule of Investments.

14	Western Asset Mortgage Total Return Fund 2023 Quarterly Report

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(c) - (continued)
Government National Mortgage Association (GNMA), 2017-21 IO, IO	0.633%	10/16/58	$8,152,104	$282,413	(a)
Government National Mortgage Association (GNMA), 2017-26 IQ, IO	5.000%	2/20/40	3,725,175	731,939
Government National Mortgage Association (GNMA), 2017-41 IO, IO	0.595%	7/16/58	514,963	14,472	(a)
Government National Mortgage Association (GNMA), 2017-190 IO, IO	0.618%	3/16/60	1,445,861	53,083	(a)
Government National Mortgage Association (GNMA), 2018-168 PA, PAC	4.000%	8/20/48	1,010,907	984,686
Government National Mortgage Association (GNMA), 2018-125 HS, IO (-1.000 x 1 mo. USD LIBOR + 6.250%)	1.489%	9/20/48	1,498,942	146,042	(a)
Government National Mortgage Association (GNMA), 2018-134 SM, IO (-1.000 x 1 mo. USD LIBOR + 6.200%)	1.439%	10/20/48	2,323,128	216,969	(a)
Government National Mortgage Association (GNMA), 2019-18 TP, PAC	3.500%	2/20/49	676,229	638,233
Government National Mortgage Association (GNMA), 2019-85 LS, IO (-1.000 x 1 mo. USD LIBOR + 3.290%)	0.000%	7/20/49	16,993,706	545,207	(a)
Government National Mortgage Association (GNMA), 2020-33 SD, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	1.389%	7/20/47	948,380	103,745	(a)
Government National Mortgage Association (GNMA), 2020-36 GS, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	1.339%	3/20/50	5,628,603	780,945	(a)
Government National Mortgage Association (GNMA), 2020-47 MI, IO, PAC	3.500%	4/20/50	533,755	87,733
Government National Mortgage Association (GNMA), 2020-47 NI, IO, PAC	3.500%	4/20/50	217,532	36,016
Government National Mortgage Association (GNMA), 2020-61 CI, IO, PAC	4.000%	3/20/50	1,249,327	193,019
Government National Mortgage Association (GNMA), 2020-85 CI, IO, PAC	3.500%	4/20/50	1,312,934	196,743
Government National Mortgage Association (GNMA), 2020-109 AI, IO	0.840%	5/16/60	2,498,379	148,318	(a)
Government National Mortgage Association (GNMA), 2020-116 GI, IO	2.500%	8/20/50	6,649,792	912,377
Government National Mortgage Association (GNMA), 2020-122 IM, IO	2.500%	8/20/50	2,401,866	332,805

See Notes to Schedule of Investments.

Western Asset Mortgage Total Return Fund 2023 Quarterly Report	15

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(c) - (continued)
Government National Mortgage Association (GNMA), 2020-123 EI, IO	2.500%	8/20/50	$4,933,533	$682,882
Government National Mortgage Association (GNMA), 2020-129 IE, IO	2.500%	9/20/50	161,086	22,264
Government National Mortgage Association (GNMA), 2020-160 QI, IO	2.500%	10/20/50	5,015,543	865,703
Government National Mortgage Association (GNMA), 2020-160 VI, IO	2.500%	10/20/50	242,368	34,512
Government National Mortgage Association (GNMA), 2020-160 YI, IO	2.500%	10/20/50	657,365	88,615
Government National Mortgage Association (GNMA), 2020-181 WI, IO	2.000%	12/20/50	1,242,200	135,884
Government National Mortgage Association (GNMA), 2020-191 IX, IO	2.500%	12/20/50	4,110,895	717,370
Government National Mortgage Association (GNMA), 2020-H02 FG (1 mo. USD LIBOR + 0.600%)	5.166%	1/20/70	1,057,436	1,048,809	(a)
Government National Mortgage Association (GNMA), 2020-H08 BI, IO	0.015%	4/1/70	7,283,072	245,584	(a)
Government National Mortgage Association (GNMA), 2020-H12 F (1 mo. USD LIBOR + 0.500%)	5.066%	7/20/70	49,648	48,285	(a)
Government National Mortgage Association (GNMA), 2020-H13 FA (1 mo. USD LIBOR + 0.450%)	5.016%	7/20/70	519,606	502,785	(a)
Government National Mortgage Association (GNMA), 2021-8 AQ	5.000%	1/20/51	773,386	802,308
Government National Mortgage Association (GNMA), 2021-14 AB	1.340%	6/16/63	1,170,506	928,490
Government National Mortgage Association (GNMA), 2021-21 AH	1.400%	6/16/63	2,996,402	2,383,569
Government National Mortgage Association (GNMA), 2021-29 AG	5.000%	2/20/51	1,162,904	1,182,781
Government National Mortgage Association (GNMA), 2021-216 NI, IO	3.000%	12/20/51	4,424,666	799,171
Government National Mortgage Association (GNMA), 2021-7 TI, IO	2.500%	1/16/51	4,867,694	819,049
Government National Mortgage Association (GNMA), 2021-15 TQ, IO (-1.000 x 1 mo. USD LIBOR + 6.300%, 1.300% cap)	1.300%	12/20/50	22,911,555	1,502,173	(a)

See Notes to Schedule of Investments.

16	Western Asset Mortgage Total Return Fund 2023 Quarterly Report

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(c) - (continued)
Government National Mortgage Association (GNMA), 2021-29 TI, IO	2.500%	2/20/51	$750,422	$131,213
Government National Mortgage Association (GNMA), 2021-60 IO, IO	0.826%	5/16/63	4,661,306	292,549	(a)
Government National Mortgage Association (GNMA), 2021-68 IO, IO	0.870%	10/16/62	4,560,778	293,153	(a)
Government National Mortgage Association (GNMA), 2021-156 IE, IO	2.500%	9/20/51	4,702,781	616,986
Government National Mortgage Association (GNMA), 2021-158 IN, IO	2.500%	9/20/51	8,372,165	1,149,229
Government National Mortgage Association (GNMA), 2021-158 XB, IO	2.500%	9/20/51	5,228,137	735,597
Government National Mortgage Association (GNMA), 2021-180 IO, IO	0.903%	11/16/63	2,399,625	173,716	(a)
Government National Mortgage Association (GNMA), 2022-54 Z	2.000%	10/16/63	1,836,332	1,051,058	(a)
Government National Mortgage Association (GNMA), 2022-139 AL	4.000%	7/20/51	1,200,000	1,147,690
Government National Mortgage Association (GNMA), 2022-147 B	2.200%	10/16/63	6,500,000	5,056,991
Government National Mortgage Association
(GNMA), 2022-158 AL	2.100%	8/16/64	5,975,413	4,561,200
GS Mortgage Securities Corp. II, 2018-SRP5 D (1 mo. USD LIBOR + 6.500%)	11.184%	9/15/31	4,529,762	713,438	(a)(d)
GS Mortgage Securities Corp. Trust, 2018- LUAU G (1 mo. USD LIBOR + 4.450%)	9.134%	11/15/32	1,070,000	1,003,244	(a)(d)
GS Mortgage Securities Corp. Trust, 2021-IP A (1 mo. USD LIBOR + 0.950%)	5.634%	10/15/36	360,000	340,333	(a)(d)
GS Mortgage Securities Trust, 2015-GC34 D	2.979%	10/10/48	2,500,000	1,724,067
GS Mortgage Securities Trust, 2019-GC39 XA, IO	1.126%	5/10/52	44,491,381	2,003,554	(a)
GS Mortgage Securities Trust, 2020-GC47 XA, IO	1.129%	5/12/53	16,952,453	1,047,599	(a)
GSMPS Mortgage Loan Trust, 2006-RP2 1AF1 (1 mo. USD LIBOR + 0.400%)	5.245%	4/25/36	1,073,594	879,852	(a)(d)
Impac CMB Trust, 2004-10 3A1 (1 mo. USD LIBOR + 0.700%)	5.545%	3/25/35	122,056	112,826	(a)
Impac CMB Trust, 2007-A A (1 mo. USD LIBOR + 0.500%)	5.345%	5/25/37	207,469	189,491	(a)(d)
JPMDB Commercial Mortgage Securities Trust, 2017-C7 B	3.985%	10/15/50	420,000	374,416

See Notes to Schedule of Investments.

Western Asset Mortgage Total Return Fund 2023 Quarterly Report	17

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(c) - (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, 2019-COR5 XA, IO	1.467%	6/13/52	$15,693,431	$952,927	(a)
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 D (1 mo. USD LIBOR + 3.750%)	8.434%	5/15/28	2,873,012	2,660,113	(a)(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LD12 AJ	6.201%	2/15/51	52,307	46,642	(a)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-MKST G (1 mo. USD LIBOR + 4.500%)	9.184%	12/15/36	2,018,000	529,725	(a)(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-MKST H (1 mo. USD LIBOR + 7.000%)	11.684%	12/15/36	2,106,000	375,921	(a)(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-NNN GFX	4.688%	1/16/37	2,530,000	1,887,597	(a)(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2021-NYAH H (1 mo. USD LIBOR + 3.390%)	8.074%	6/15/38	360,000	307,957	(a)(d)
La Hipotecaria El Salvadorian Mortgage Trust, 2019-1A AAA	4.250%	9/29/46	1,362,732	1,294,595	(d)(e)(f)
MASTR Adjustable Rate Mortgages Trust, 2006-OA1 1A1 (1 mo. USD LIBOR + 0.210%)	5.055%	4/25/46	271,602	230,968	(a)
MBRT, 2019-MBR H1 (1 mo. USD LIBOR + 4.350%)	9.034%	11/15/36	980,000	948,387	(a)(d)
Med Trust, 2021-MDLN F (1 mo. USD LIBOR + 4.000%)	8.685%	11/15/38	3,549,455	3,300,988	(a)(d)
ML-CFC Commercial Mortgage Trust, 2007-5 AJFL	5.450%	8/12/48	501,367	128,448	(a)(d)
Morgan Stanley Capital I Trust, 2007-IQ16 AJ	5.674%	12/12/49	39,775	19,691	(a)
Morgan Stanley Mortgage Loan Trust, 2006-8AR 1A2 (1 mo. USD LIBOR + 0.140%)	4.985%	6/25/36	29,796	6,348	(a)
Morgan Stanley Re-REMIC Trust, 2015-R6 1A1 (1 mo. USD LIBOR + 0.260%)	4.083%	7/26/45	38,861	38,753	(a)(d)
MRCD Mortgage Trust, 2019-PRKC A	4.250%	12/15/36	2,097,000	1,518,134	(a)(d)
Multifamily CAS Trust, 2020-1 CE (1 mo. USD LIBOR + 7.500%)	12.345%	3/25/50	4,500,000	4,151,711	(a)(d)
Multifamily Trust, 2016-1 B	2.543%	4/25/46	649,391	650,203	(a)(d)
Natixis Commercial Mortgage Securities Trust, 2019-FAME D	4.398%	8/15/36	1,950,000	1,601,813	(a)(d)
Natixis Commercial Mortgage Securities Trust, 2019-FAME E	4.398%	8/15/36	2,077,000	1,607,277	(a)(d)

See Notes to Schedule of Investments.

18	Western Asset Mortgage Total Return Fund 2023 Quarterly Report

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(c) - (continued)
New Residential Mortgage Loan Trust, 2014-1A A	3.750%	1/25/54	$493,555	$465,006	(a)(d)
NewRez Warehouse Securitization Trust, 2021-1 F (1 mo. USD LIBOR + 5.250%)	10.095%	5/25/55	1,157,000	1,135,348	(a)(d)
NovaStar Mortgage Funding Trust, 2006- MTA1 2A1A (1 mo. USD LIBOR + 0.380%)	0.506%	9/25/46	59,580	56,557	(a)
OPG Trust, 2021-PORT A (1 mo. USD LIBOR + 0.484%)	5.168%	10/15/36	472,908	451,441	(a)(d)
PMT Credit Risk Transfer Trust, 2019-2R A (1 mo. USD LIBOR + 2.750%)	7.602%	5/27/23	613,074	600,135	(a)(d)
PRKCM Trust, 2023-AFC1 A3	7.304%	2/25/58	2,976,493	2,985,529	(d)
Redwood Funding Trust, 2019-1 PT, Step bond (4.468% to 7/29/23 then 4.968%)	4.468%	9/27/24	6,612,541	6,585,099	(d)
Starwood Retail Property Trust, 2014-STAR C (1 mo. USD LIBOR + 2.750%)	7.435%	11/15/27	2,324,000	241,115	(a)(d)
Starwood Retail Property Trust, 2014-STAR D (1 mo. USD LIBOR + 3.500%)	8.185%	11/15/27	650,000	26,000	(a)(d)
Structured Asset Mortgage Investments II Trust, 2006-AR6 1A1 (1 mo. USD LIBOR + 0.360%)	5.205%	7/25/46	77,030	62,630	(a)
Structured Asset Securities Corp., 2005-RF3 1A (1 mo. USD LIBOR + 0.350%)	5.195%	6/25/35	143,707	131,782	(a)(d)
Tharaldson Hotel Portfolio Trust, 2018-THL D (1 mo. USD LIBOR + 2.300%)	7.010%	11/11/34	2,223,670	2,131,780	(a)(d)
Tharaldson Hotel Portfolio Trust, 2018-THL E (1 mo. USD LIBOR + 3.480%)	8.190%	11/11/34	4,836,179	4,558,730	(a)(d)
Tharaldson Hotel Portfolio Trust, 2018-THL F (1 mo. USD LIBOR + 4.252%)	8.962%	11/11/34	3,602,427	3,367,898	(a)(d)
WaMu Mortgage Pass-Through Certificates Trust, 2003-AR5 A7	3.233%	6/25/33	18,311	16,806	(a)
Wells Fargo Commercial Mortgage Trust, 2019-C51 A4	3.311%	6/15/52	1,370,000	1,225,347
Wells Fargo Commercial Mortgage Trust, 2021-C59 XA, IO	1.533%	4/15/54	12,449,379	1,058,513	(a)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $266,697,400)				233,641,528

ASSET-BACKED SECURITIES - 9.7%
Applebee’s Funding LLC/IHOP Funding LLC, 2019-1A A2II	4.723%	6/5/49	298,980	280,489	(d)
Aqua Finance Trust, 2020-AA C	3.970%	7/17/46	3,500,000	2,996,950	(d)
Avis Budget Rental Car Funding AESOP LLC, 2019-2A C	4.240%	9/22/25	4,200,000	4,052,239	(d)

See Notes to Schedule of Investments.

Western Asset Mortgage Total Return Fund 2023 Quarterly Report	19

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Avis Budget Rental Car Funding AESOP LLC, 2020-1A C	3.020%	8/20/26	$3,700,000	$3,409,194	(d)
Castlelake Aircraft Structured Trust, 2021-1A A	3.474%	1/15/46	703,960	649,084	(d)
College Ave Student Loans LLC, 2021-C D	4.110%	7/26/55	1,500,000	1,251,379	(d)
Conseco Finance Corp., 1997-4 M1	7.220%	2/15/29	538,666	538,744	(a)
Countrywide Asset-Backed Certificates Trust, 2002-S3 M1	4.800%	5/25/32	2,892	2,540	(a)
Countrywide Asset-Backed Certificates Trust, 2006-SD3 A1 (1 mo. USD LIBOR + 0.660%)	5.505%	7/25/36	75,248	73,219	(a)(d)
Credit Suisse European Mortgage Capital Ltd., 2019-1OTF A (3 mo. USD LIBOR + 2.900%)	7.702%	8/9/24	4,675,000	4,589,406	(a)(d)
Credit Suisse European Mortgage Capital Ltd., 2020-1OTF A (3 mo. USD LIBOR + 2.900%)	6.580%	10/25/45	2,819,095	2,756,089	(d)
CSMC Trust, 2017-RPL1 A1	2.750%	7/25/57	695,137	666,446	(a)(d)
CSMC Trust, 2017-RPL1 B1	2.952%	7/25/57	4,076,582	2,644,447	(a)(d)
CSMC Trust, 2017-RPL1 B2	2.952%	7/25/57	4,676,961	3,123,640	(a)(d)
CSMC Trust, 2017-RPL1 B3	2.952%	7/25/57	3,976,476	2,363,504	(a)(d)
CSMC Trust, 2017-RPL1 B4	2.952%	7/25/57	4,061,320	794,236	(a)(d)
GoodLeap Sustainable Home Solutions Trust, 2021-5CS C	3.500%	10/20/48	1,372,662	879,261	(d)
Lunar Structured Aircraft Portfolio Notes, 2021-1 B	3.432%	10/15/46	863,923	735,101	(d)
Navient Private Education Refi Loan Trust, 2020-BA B	2.770%	1/15/69	5,000,000	3,969,631	(d)
RAAC Trust, 2006-RP3 A (1 mo. USD LIBOR + 0.270%)	5.115%	5/25/36	37,517	37,256	(a)(d)
SMB Private Education Loan Trust, 2014-A R	0.000%	9/15/45	22,179	1,627,162	(d)
SMB Private Education Loan Trust, 2015-C R	0.000%	9/18/46	2,751	893,378	(d)
SMB Private Education Loan Trust, 2020-A B	3.000%	8/15/45	2,000,000	1,703,041	(d)
SMB Private Education Loan Trust, 2021-A C	2.990%	1/15/53	6,000,000	5,252,064	(d)
SoFi Professional Loan Program LLC, 2017-F R1	0.000%	1/25/41	25,000	352,406	(d)
SoFi Professional Loan Program Trust, 2020-A BFX	3.120%	5/15/46	3,200,000	2,670,876	(d)
Stonepeak, 2021-1A B	3.821%	2/28/33	2,197,461	1,892,350	(d)

See Notes to Schedule of Investments.

20	Western Asset Mortgage Total Return Fund 2023 Quarterly Report

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Structured Asset Securities Corp. Mortgage Loan Trust, 2006-ARS1 A1 (1 mo. USD LIBOR + 0.220%)	5.065%	2/25/36	$1,360,010	$33,182	(a)(d)
Thrust Engine Leasing, 2021-1A A	4.163%	7/15/40	924,777	768,582	(d)

TOTAL ASSET-BACKED SECURITIES (Cost - $69,665,873)				51,005,896

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $588,450,991)				520,982,750

			SHARES
SHORT-TERM INVESTMENTS - 0.1%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $374,827)	4.756%		374,827	374,827	(g)(h)

TOTAL INVESTMENTS - 99.3% (Cost - $588,825,818)				521,357,577

Other Assets in Excess of Liabilities - 0.7%				3,628,863

TOTAL NET ASSETS - 100.0%				$524,986,440

(a)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(b)	This security is traded on a to-be-announced (“TBA”) basis. At March 31, 2023, the Fund held TBA securities with a total cost of $4,137,641.

(c)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(f)	Security is valued using significant unobservable inputs (Note 1).

(g)	Rate shown is one-day yield as of the end of the reporting period.

(h)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At March 31, 2023, the total market value of investments in Affiliated Companies was $374,827 and the cost was $374,827 (Note 2).

See Notes to Schedule of Investments.

Western Asset Mortgage Total Return Fund 2023 Quarterly Report	21

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

Abbreviation(s) used in this schedule:

ACES	— Alternative Credit Enhancement Securities
CAS	— Connecticut Avenue Securities
IO	— Interest Only
LIBOR	— London Interbank Offered Rate
PAC	— Planned Amortization Class
PO	— Principal Only
REMIC	— Real Estate Mortgage Investment Conduit
Re-REMIC	— Resecuritization of Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Financing Rate
STRIPS	— Separate Trading of Registered Interest and Principal Securities
USD	— United States Dollar

At March 31, 2023, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month SOFR	208	3/24	$49,481,037	$49,764,000	$282,963
U.S. Treasury 5-Year Notes	1,310	6/23	140,764,226	143,455,231	2,691,005
U.S. Treasury Long-Term Bonds	605	6/23	76,116,867	79,349,531	3,232,664

					6,206,632

Contracts to Sell:
3-Month SOFR	208	3/25	49,962,009	50,375,000	(412,991)
U.S. Treasury 2-Year Notes	476	6/23	97,262,754	98,271,688	(1,008,934)
U.S. Treasury 10-Year Notes	5	6/23	555,304	574,610	(19,306)
U.S. Treasury Ultra 10-Year Notes	119	6/23	13,927,956	14,415,735	(487,779)

					(1,929,010)

Net unrealized appreciation on open futures contracts					$4,277,622

Abbreviation(s) used in this table:

SOFR	— Secured Overnight Financing Rate

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

22	Western Asset Mortgage Total Return Fund 2023 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Mortgage Total Return Fund (the "Fund") is a separate diversified investment series of Legg Mason Partners Income Trust (the "Trust"). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services - Investment Companies ("ASC 946"). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles ("GAAP"), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the "Valuation Committee"). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

23

Notes to Schedule of Investments (unaudited) (cont’d)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

24

Notes to Schedule of Investments (unaudited) (cont’d)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Mortgage-Backed Securities	—	$236,335,326	—	$236,335,326
Collateralized Mortgage Obligations	—	232,346,933	$1,294,595	233,641,528
Asset-Backed Securities	—	51,005,896	—	51,005,896
Total Long-Term Investments	—	519,688,155	1,294,595	520,982,750

Short-Term Investments†	$374,827	—	—	374,827

Total Investments	$374,827	$519,688,155	$1,294,595	$521,357,577

Other Financial Instruments:
Futures Contracts††	$6,206,632	—	—	$6,206,632

Total	$6,581,459	$519,688,155	$1,294,595	$527,564,209

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts††	$1,929,010	—	—	$1,929,010

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

25

Notes to Schedule of Investments (unaudited) (cont’d)

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended March 31, 2023. The following transactions were effected in such company for the period ended March 31, 2023.

	Affiliate Value at December 31, 2022	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2023
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$33,073,305	33,073,305	$32,698,478	32,698,478	—	$11,943	—	$374,827

26